Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (5.4%)
Cleveland-Cliffs Inc.	191,225	2,105
Rexnord Corp.	54,486	2,044
* Alcoa Corp.	90,644	1,804
Avient Corp.	44,237	1,617
United States Steel Corp.	106,019	1,504
* Arconic Corp.	48,174	1,325
Hecla Mining Co.	252,653	1,208
Commercial Metals Co.	57,548	1,146
Stepan Co.	9,598	1,115
Minerals Technologies Inc.	16,493	1,001
Worthington Industries Inc.	17,681	914
Mueller Industries Inc.	27,037	886
Sensient Technologies Corp.	12,146	871
* Coeur Mining Inc.	117,223	831
Domtar Corp.	26,581	800
Boise Cascade Co.	15,689	679
Kaiser Aluminum Corp.	7,604	593
Carpenter Technology Corp.	22,959	561
Schweitzer-Mauduit International Inc.	15,023	523
Trinseo SA	12,732	484
* Kraton Corp.	15,108	408
Materion Corp.	6,824	398
Neenah Inc.	8,105	393
Tronox Holdings plc Class A	28,259	357
Glatfelter Corp.	21,334	343
Schnitzer Steel Industries Inc.	12,381	317
* Clearwater Paper Corp.	7,828	273
* Century Aluminum Co.	24,465	248
UFP Industries Inc.	4,547	244
* AdvanSix Inc.	13,128	233
Tredegar Corp.	12,649	200
Orion Engineered Carbons SA	12,852	200
* PQ Group Holdings Inc.	15,534	199
* Rayonier Advanced Materials Inc.	29,400	190
Innospec Inc.	2,284	188
American Vanguard Corp.	11,200	170
Verso Corp.	14,975	162
US Silica Holdings Inc.	36,165	156
FutureFuel Corp.	12,408	149
Balchem Corp.	1,289	134
Haynes International Inc.	6,101	129
* Energy Fuels Inc.	60,761	126
* NN Inc.	19,941	125
* GCP Applied Technologies Inc.	5,072	119
Hawkins Inc.	2,197	110

*	Koppers Holdings Inc.	3,998	108
*	TimkenSteel Corp.	22,137	104
*	Unifi Inc.	6,773	103
	Gold Resource Corp.	32,278	96
*	Ryerson Holding Corp.	7,885	85
*	Novagold Resources Inc.	8,007	80
	Olympic Steel Inc.	4,490	67
*	Uranium Energy Corp.	57,549	61
	Intrepid Potash Inc.	4,704	61
	Eastern Co.	2,654	59
	Caledonia Mining Corp. plc	3,681	53
*	AgroFresh Solutions Inc.	13,982	32
	NL Industries Inc.	4,120	19
*,§ Ferroglobe Representation & Warranty		19,424	—
			28,510
Consumer Discretionary (16.8%)
*	Penn National Gaming Inc.	36,670	2,567
*	Caesars Entertainment Inc.	33,158	2,259
	Marriott Vacations Worldwide Corp.	17,052	2,171
	Lithia Motors Inc. Class A	6,305	1,824
	Aaron's Holdings Co. Inc.	28,459	1,791
^	Macy's Inc.	151,166	1,543
*	Meritage Homes Corp.	17,046	1,537
	TEGNA Inc.	106,159	1,530
	Boyd Gaming Corp.	39,361	1,515
*	Taylor Morrison Home Corp. Class A	55,010	1,391
*	Adient plc	42,578	1,332
	American Eagle Outfitters Inc.	73,005	1,313
	Bed Bath & Beyond Inc.	61,395	1,287
	KB Home	36,470	1,284
	MDC Holdings Inc.	24,617	1,188
	Dana Inc.	70,042	1,180
	Goodyear Tire & Rubber Co.	111,880	1,166
	KAR Auction Services Inc.	62,512	1,128
	Wolverine World Wide Inc.	38,653	1,116
*	TRI Pointe Group Inc.	62,716	1,096
	WillScot Mobile Mini Holdings Corp. Class A	50,461	1,085
	Kontoor Brands Inc.	24,935	1,039
	SkyWest Inc.	23,846	1,024
	Herman Miller Inc.	28,553	1,018
	Group 1 Automotive Inc.	8,433	1,002
*	Spirit Airlines Inc.	43,117	976
	Cooper Tire & Rubber Co.	24,406	970
	Callaway Golf Co.	45,215	961
	Allegiant Travel Co. Class A	5,573	948
	Cracker Barrel Old Country Store Inc.	6,586	919
*	Urban Outfitters Inc.	33,392	914
	Big Lots Inc.	17,507	905
	Jack in the Box Inc.	9,739	896
	PriceSmart Inc.	10,327	839
	Cinemark Holdings Inc.	51,731	799
*	Tupperware Brands Corp.	23,744	799
	La-Z-Boy Inc.	21,563	799
	Rush Enterprises Inc. Class A	20,400	782
	Cheesecake Factory Inc.	20,523	769
	Signet Jewelers Ltd.	25,251	765
	HNI Corp.	20,643	753

*	Laureate Education Inc. Class A	52,042	739
*	Knowles Corp.	42,882	728
	ODP Corp.	25,272	725
*	Adtalem Global Education Inc.	25,200	721
	Steven Madden Ltd.	22,369	704
*	Asbury Automotive Group Inc.	5,672	640
*	Century Communities Inc.	14,155	630
*	Sally Beauty Holdings Inc.	54,599	628
	Abercrombie & Fitch Co.	30,159	625
*	M/I Homes Inc.	13,490	613
	International Game Technology plc	48,120	606
*	Vista Outdoor Inc.	28,257	583
	Sinclair Broadcast Group Inc. Class A	21,354	582
*	Sleep Number Corp.	8,087	561
*	Gray Television Inc.	29,246	516
*	WW International Inc.	17,421	514
	Steelcase Inc. Class A	41,753	507
*	At Home Group Inc.	26,047	493
	Acushnet Holdings Corp.	12,703	479
*	Central Garden & Pet Co. Class A	12,805	472
	Sonic Automotive Inc. Class A	11,591	468
*,^	GameStop Corp. Class A	27,529	456
*	K12 Inc.	19,338	451
	Hawaiian Holdings Inc.	21,981	445
	Dine Brands Global Inc.	7,059	445
	Oxford Industries Inc.	7,932	443
*	G-III Apparel Group Ltd.	21,403	436
*	American Axle & Manufacturing Holdings Inc.	54,582	434
	Smith & Wesson Brands Inc.	26,431	417
	Standard Motor Products Inc.	8,659	401
	Matthews International Corp. Class A	14,688	393
*	SeaWorld Entertainment Inc.	13,832	386
	Monro Inc.	8,062	379
	Buckle Inc.	14,038	377
*	Zumiez Inc.	10,135	376
*,^	AMC Networks Inc. Class A	11,164	368
*	Cars.com Inc.	32,671	365
	Brinker International Inc.	7,265	364
*	IMAX Corp.	23,965	355
*	Michaels Cos. Inc.	35,824	354
*	BJ's Restaurants Inc.	10,680	353
*	iHeartMedia Inc. Class A	28,967	346
	EW Scripps Co. Class A	27,135	346
*	Lumber Liquidators Holdings Inc.	11,984	346
	Dave & Buster's Entertainment Inc.	13,654	346
	Guess? Inc.	20,520	345
*	Stoneridge Inc.	12,583	338
	Scholastic Corp.	13,998	332
	Knoll Inc.	24,232	331
*	Hibbett Sports Inc.	8,041	331
*	MarineMax Inc.	10,008	329
*	Nautilus Inc.	14,423	304
	Viad Corp.	9,732	292
*	Scientific Games Corp.	7,821	292
*	National Vision Holdings Inc.	6,734	288
*	Clean Energy Fuels Corp.	62,992	287
*	Fitbit Inc. Class A	38,597	277

*	QuinStreet Inc.	15,462	276
*	Cooper-Standard Holdings Inc.	8,098	275
*	Everi Holdings Inc.	25,437	271
*	Tenneco Inc. Class A	24,594	262
*	Overstock.com Inc.	3,725	251
*	Green Brick Partners Inc.	11,541	251
	Franchise Group Inc.	9,311	249
*	Fossil Group Inc.	22,822	242
*	Selectquote Inc.	11,085	238
	Designer Brands Inc. Class A	29,721	235
*	MSG Networks Inc.	19,219	233
*	Chuy's Holdings Inc.	9,493	225
	Haverty Furniture Cos. Inc.	8,116	221
	Carriage Services Inc. Class A	7,912	215
*	American Public Education Inc.	6,917	215
*	Genesco Inc.	6,831	214
	Caleres Inc.	18,055	213
*	Beazer Homes USA Inc.	13,768	204
	Ethan Allen Interiors Inc.	11,076	202
	National Presto Industries Inc.	2,316	197
	Interface Inc. Class A	23,398	195
	Meredith Corp.	9,541	194
	OneSpaWorld Holdings Ltd.	21,697	192
	Papa John's International Inc.	2,384	192
	Kimball International Inc. Class B	17,259	189
	Winmark Corp.	1,036	186
*	Gannett Co. Inc.	64,421	183
	Red Rock Resorts Inc. Class A	8,055	175
^	Dillard's Inc. Class A	3,611	169
*	Stitch Fix Inc. Class A	4,143	168
	Citi Trends Inc.	4,837	164
	Shoe Carnival Inc.	4,479	164
	Hooker Furniture Corp.	5,255	159
*	Motorcar Parts of America Inc.	7,843	158
*,^	Eros STX Global Corp.	73,905	157
	Clarus Corp.	10,651	153
*	Central Garden & Pet Co.	3,792	152
*	Houghton Mifflin Harcourt Co.	50,417	152
*	Red Robin Gourmet Burgers Inc.	7,414	149
*	Boston Omaha Corp. Class A	6,335	147
*	Hudson Ltd. Class A	19,043	146
*	Lands' End Inc.	5,726	143
	Entercom Communications Corp. Class A	57,741	140
*	Liberty Media Corp -Liberty Braves Class C	5,550	139
*	Quotient Technology Inc.	18,129	135
	Movado Group Inc.	7,733	131
	Marcus Corp.	11,047	130
*	El Pollo Loco Holdings Inc.	8,264	129
*	Liquidity Services Inc.	13,185	125
*	Del Taco Restaurants Inc.	14,091	125
*	Denny's Corp.	10,624	122
*	VOXX International Corp.	9,450	122
*	Turtle Beach Corp.	6,395	120
	RCI Hospitality Holdings Inc.	4,019	119
*	Carrols Restaurant Group Inc.	16,708	114
	Johnson Outdoors Inc. Class A	1,285	107
^	AMC Entertainment Holdings Inc. Class A	24,832	106

*	Funko Inc. Class A	11,868	104
*	Fiesta Restaurant Group Inc.	8,865	104
	National CineMedia Inc.	30,655	103
	Tilly's Inc. Class A	10,930	100
*	Regis Corp.	11,602	99
*	Monarch Casino & Resort Inc.	1,783	98
*	Liberty TripAdvisor Holdings Inc. Class A	35,797	98
*	Conn's Inc.	8,633	96
	Escalade Inc.	4,879	94
	Rocky Brands Inc.	3,238	94
	Tribune Publishing Co.	7,687	93
	Superior Group of Cos. Inc.	4,237	92
	Rent-A-Center Inc.	2,669	90
	Chico's FAS Inc.	58,909	89
*	American Outdoor Brands Inc.	6,403	89
	Children's Place Inc.	2,054	88
*	Container Store Group Inc.	9,406	87
	Rush Enterprises Inc. Class B	2,549	87
*	Golden Entertainment Inc.	5,169	86
*	Vera Bradley Inc.	10,099	86
	Entravision Communications Corp. Class A	28,985	84
*	Mesa Air Group Inc.	13,083	83
	Cato Corp. Class A	10,334	83
*	Liberty Media Corp -Liberty Braves Class A	3,285	83
	Lifetime Brands Inc.	5,907	80
*	Century Casinos Inc.	13,329	79
*	Bluegreen Vacations Holding Corp. Class A	6,158	78
*	America's Car-Mart Inc.	739	77
	Nathan's Famous Inc.	1,359	77
*	Duluth Holdings Inc.	5,188	76
*	Alta Equipment Group Inc.	8,402	76
	A-Mark Precious Metals Inc.	2,444	75
*	Lakeland Industries Inc.	3,591	71
*	Fluent Inc.	20,603	71
*	Casper Sleep Inc.	10,105	64
*	Noodles & Co.	7,938	63
	Systemax Inc.	2,043	63
	Sturm Ruger & Co. Inc.	997	61
*	Gaia Inc.	5,820	58
*,^	Eastman Kodak Co.	7,589	58
	Emerald Holding Inc.	12,052	51
*	Biglari Holdings Inc.	85	50
	Weyco Group Inc.	2,749	49
*	GoPro Inc. Class A	7,005	49
*	PlayAGS Inc.	9,844	48
*	Express Inc.	31,333	48
*	LiveXLive Media Inc.	18,955	47
*	Boot Barn Holdings Inc.	1,126	46
*	Legacy Housing Corp.	3,088	46
*	Universal Electronics Inc.	855	45
	Saga Communications Inc. Class A	1,862	42
	Hamilton Beach Brands Holding Co. Class A	2,251	42
*,^	Revlon Inc. Class A	3,019	39
	Collectors Universe Inc.	396	31
*	Kura Sushi USA Inc. Class A	1,654	27
*	Daily Journal Corp.	99	27
	Bluegreen Vacations Corp.	2,565	16

* Biglari Holdings Inc. Class B	128	14
CompX International Inc.	916	13
* Academy Sports & Outdoors Inc.	787	13
* CarParts.com Inc.	699	11
* Universal Technical Institute Inc.	873	6
* Leslie's Inc.	250	5
* Corsair Gaming Inc.	133	5
		89,189
Consumer Staples (3.3%)
* Darling Ingredients Inc.	77,893	3,761
* Performance Food Group Co.	63,425	2,751
Primo Water Corp.	75,617	1,137
* Edgewell Personal Care Co.	26,387	917
* Simply Good Foods Co.	41,227	896
J&J Snack Foods Corp.	5,317	773
Vector Group Ltd.	59,766	672
Universal Corp.	11,729	534
* United Natural Foods Inc.	26,476	457
* Hostess Brands Inc. Class A	32,282	437
* Cal-Maine Foods Inc.	10,077	394
* BellRing Brands Inc. Class A	19,160	391
Fresh Del Monte Produce Inc.	15,103	383
* Rite Aid Corp.	26,599	351
ACCO Brands Corp.	44,718	343
Andersons Inc.	15,039	342
* Chefs' Warehouse Inc.	14,616	337
SpartanNash Co.	17,053	322
Sanderson Farms Inc.	2,190	299
Ingles Markets Inc. Class A	6,908	260
Weis Markets Inc.	4,588	219
* HF Foods Group Inc.	16,925	131
* Seneca Foods Corp. Class A	3,105	130
* Landec Corp.	12,379	128
WD-40 Co.	420	107
B&G Foods Inc.	3,668	102
Village Super Market Inc. Class A	4,155	96
Limoneira Co.	6,258	92
* NewAge Inc.	26,022	89
* Vital Farms Inc.	2,911	86
Oil-Dri Corp. of America	2,395	82
Alico Inc.	2,577	80
MGP Ingredients Inc.	1,601	70
* Nature's Sunshine Products Inc.	4,376	54
Core-Mark Holding Co. Inc.	1,533	48
Tootsie Roll Industries Inc.	1,277	40
* Farmer Bros Co.	7,906	35
Natural Grocers by Vitamin Cottage Inc.	1,636	24
* Bridgford Foods Corp.	491	9
* Mission Produce Inc.	252	3
* Laird Superfood Inc.	52	3
		17,385
Energy (4.1%)
Ovintiv Inc.	126,691	1,617
Arcosa Inc.	23,499	1,219
* Renewable Energy Group Inc.	18,508	1,075
* ChampionX Corp.	89,904	1,068

* CNX Resources Corp.	107,665	1,013
* Southwestern Energy Co.	309,419	962
World Fuel Services Corp.	30,214	859
* PDC Energy Inc.	48,265	807
Range Resources Corp.	103,654	757
* Matador Resources Co.	53,147	541
* Transocean Ltd.	282,890	523
Archrock Inc.	62,746	488
* Dril-Quip Inc.	16,890	480
* Antero Resources Corp.	117,650	461
Warrior Met Coal Inc.	24,874	433
* Golar LNG Ltd.	44,193	402
Delek US Holdings Inc.	30,058	400
Patterson-UTI Energy Inc.	88,179	380
* FuelCell Energy Inc.	34,294	350
Kosmos Energy Ltd.	195,370	344
PBF Energy Inc. Class A	46,740	339
* NOW Inc.	53,035	296
Liberty Oilfield Services Inc. Class A	31,392	292
* Oceaneering International Inc.	47,829	290
Cactus Inc.	12,182	283
* Helix Energy Solutions Group Inc.	68,515	258
* SunPower Corp.	11,224	249
Arch Coal Inc. Class A	7,309	244
* Green Plains Inc.	16,468	243
SM Energy Co.	55,554	235
* ProPetro Holding Corp.	38,497	222
* Par Pacific Holdings Inc.	19,331	220
* MRC Global Inc.	37,934	219
* NexTier Oilfield Solutions Inc.	77,685	218
* American Superconductor Corp.	10,861	216
* REX American Resources Corp.	2,687	211
CVR Energy Inc.	14,288	202
* Bonanza Creek Energy Inc.	9,067	200
Brigham Minerals Inc. Class A	17,819	186
* Tidewater Inc.	19,456	185
Nabors Industries Ltd.	3,436	180
SunCoke Energy Inc.	39,809	179
* Frank's International NV	73,803	165
DMC Global Inc .	3,777	154
* Oil States International Inc.	29,631	132
Berry Corp.	33,344	128
* Select Energy Services Inc. Class A	29,013	123
* Matrix Service Co.	12,746	122
* Tellurian Inc.	77,599	116
Solaris Oilfield Infrastructure Inc. Class A	14,198	95
* W&T Offshore Inc.	46,409	91
* National Energy Services Reunited Corp.	10,184	89
* RPC Inc.	28,301	88
* Trecora Resources	11,897	81
* Bristow Group Inc.	3,246	72
* CONSOL Energy Inc.	12,800	68
* Newpark Resources Inc.	43,747	66
* Contango Oil & Gas Co.	36,665	61
* Penn Virginia Corp.	6,697	60
* Comstock Resources Inc.	11,383	56
* Exterran Corp.	12,834	54

* Talos Energy Inc.	6,121	52
NACCO Industries Inc. Class A	1,840	49
Falcon Minerals Corp.	18,989	44
* Earthstone Energy Inc. Class A	11,466	43
Evolution Petroleum Corp.	13,937	42
* Peabody Energy Corp.	30,897	42
* Maxeon Solar Technologies Ltd.	1,436	35
* Magnolia Oil & Gas Corp. Class A	5,014	31
Adams Resources & Energy Inc.	1,012	27
* NextDecade Corp.	9,991	24
* Goodrich Petroleum Corp.	1,936	22
* Array Technologies Inc.	312	14
* PrimeEnergy Resources Corp.	230	14
* Whiting Petroleum Corp.	586	13
		21,619
Financials (26.5%)
Essent Group Ltd.	53,390	2,342
South State Corp.	33,875	2,252
Stifel Financial Corp.	32,260	2,236
Selective Insurance Group Inc.	28,616	1,769
Valley National Bancorp	192,769	1,762
United Bankshares Inc.	59,919	1,754
Radian Group Inc.	92,656	1,749
Blackstone Mortgage Trust Inc. Class A	66,684	1,732
Glacier Bancorp Inc.	41,508	1,692
* Cannae Holdings Inc.	41,746	1,646
CIT Group Inc.	47,745	1,599
Community Bank System Inc.	25,604	1,594
CNO Financial Group Inc.	68,394	1,455
UMB Financial Corp.	21,107	1,435
Home BancShares Inc.	74,047	1,371
* Texas Capital Bancshares Inc.	24,481	1,368
BankUnited Inc.	44,417	1,266
Old National Bancorp	79,323	1,256
BancorpSouth Bank	47,926	1,215
CVB Financial Corp.	62,560	1,188
Hancock Whitney Corp.	41,713	1,172
American Equity Investment Life Holding Co.	43,907	1,154
Atlantic Union Bankshares Corp.	37,707	1,128
Pacific Premier Bancorp Inc.	38,701	1,115
* Genworth Financial Inc. Class A	244,142	1,108
* Enstar Group Ltd.	5,824	1,102
Columbia Banking System Inc.	34,742	1,098
Ameris Bancorp	32,100	1,092
PennyMac Financial Services Inc.	18,071	1,042
Cathay General Bancorp	36,716	1,037
Simmons First National Corp. Class A	52,350	1,021
Independent Bank Group Inc.	17,923	1,006
Independent Bank Corp.	14,828	1,003
Walker & Dunlop Inc.	12,500	1,000
* Mr Cooper Group Inc.	37,061	988
Chimera Investment Corp.	92,893	953
Fulton Financial Corp.	76,781	946
WSFS Financial Corp.	24,291	926
* PRA Group Inc.	21,851	910
United Community Banks Inc.	37,795	904
WesBanco Inc.	31,505	902

Federated Hermes Inc. Class B	33,099	888
Flagstar Bancorp Inc.	25,136	881
First Merchants Corp.	26,092	869
Navient Corp.	92,648	868
* Axos Financial Inc.	25,716	861
Washington Federal Inc.	36,523	854
Hilltop Holdings Inc.	34,873	840
International Bancshares Corp.	25,813	837
Cadence BanCorp Class A	59,673	832
Two Harbors Investment Corp.	132,559	827
First BanCorp	104,136	827
* NMI Holdings Inc. Class A	37,625	824
PennyMac Mortgage Investment Trust	48,018	821
Renasant Corp.	26,347	813
MFA Financial Inc.	219,673	813
Horace Mann Educators Corp.	20,053	801
Capitol Federal Financial Inc.	64,223	791
Bank of NT Butterfield & Son Ltd.	24,606	779
Piper Sandler Cos.	8,436	778
Investors Bancorp Inc.	80,099	775
Apollo Commercial Real Estate Finance Inc.	71,828	774
First Interstate BancSystem Inc. Class A	20,292	772
First Midwest Bancorp Inc.	55,063	770
Trustmark Corp.	30,458	756
First Financial Bancorp	46,876	752
Towne Bank	32,412	705
Park National Corp.	6,938	702
Artisan Partners Asset Management Inc. Class A	15,559	700
Banner Corp.	16,806	695
Arbor Realty Trust Inc.	51,053	680
Goosehead Insurance Inc. Class A	5,454	671
Northwest Bancshares Inc.	56,719	671
Sandy Spring Bancorp Inc.	22,282	656
Heartland Financial USA Inc.	16,810	655
New York Mortgage Trust Inc.	183,362	645
Broadmark Realty Capital Inc.	62,315	632
* Seacoast Banking Corp. of Florida	24,981	631
NBT Bancorp Inc.	20,621	618
Argo Group International Holdings Ltd.	15,692	615
BGC Partners Inc. Class A	147,510	611
Westamerica BanCorp	10,961	604
National General Holdings Corp.	17,227	587
Virtus Investment Partners Inc.	3,240	580
Lakeland Financial Corp.	11,280	573
Eagle Bancorp Inc.	15,469	569
Nelnet Inc. Class A	8,334	566
Live Oak Bancshares Inc.	13,594	559
Provident Financial Services Inc.	34,733	544
Hope Bancorp Inc.	56,812	539
Stewart Information Services Corp.	12,754	534
Meta Financial Group Inc.	16,133	534
* Encore Capital Group Inc.	15,114	516
Waddell & Reed Financial Inc. Class A	31,201	514
AMERISAFE Inc.	9,287	508
City Holding Co.	7,627	501
* Triumph Bancorp Inc.	10,987	499
Safety Insurance Group Inc.	7,000	499

Veritex Holdings Inc.	22,961	498
iStar Inc.	35,271	497
BancFirst Corp.	9,081	492
Redwood Trust Inc.	55,666	482
FB Financial Corp.	15,048	480
Ladder Capital Corp. Class A	51,176	467
First Busey Corp.	23,036	461
First Commonwealth Financial Corp.	47,374	458
OceanFirst Financial Corp.	28,747	453
* StoneX Group Inc.	7,321	451
Southside Bancshares Inc.	15,288	449
Tompkins Financial Corp.	6,926	441
Great Western Bancorp Inc.	26,747	439
First Bancorp	13,871	435
Brookline Bancorp Inc.	37,686	428
Employers Holdings Inc.	13,958	426
TriCo Bancshares	12,824	420
S&T Bancorp Inc.	18,727	419
ProAssurance Corp.	26,068	415
OFG Bancorp	24,549	411
Heritage Financial Corp.	17,499	407
Enterprise Financial Services Corp.	11,626	395
German American Bancorp Inc.	11,947	382
* Third Point Reinsurance Ltd.	39,037	372
Premier Financial Corp.	17,966	372
Berkshire Hills Bancorp Inc.	21,600	354
* Enova International Inc.	16,827	352
National Bank Holdings Corp. Class A	10,835	349
HomeStreet Inc.	10,762	348
Stock Yards Bancorp Inc.	8,400	335
B Riley Financial Inc.	9,165	331
ARMOUR Residential REIT Inc.	31,037	328
Washington Trust Bancorp Inc.	8,251	324
* Ambac Financial Group Inc.	21,846	320
ConnectOne Bancorp Inc.	17,953	318
Meridian Bancorp Inc.	22,671	309
* Nicolet Bankshares Inc.	4,528	301
TPG RE Finance Trust Inc.	28,876	299
Horizon Bancorp Inc.	20,647	295
1st Source Corp.	7,900	295
Invesco Mortgage Capital Inc.	88,731	295
* Bancorp Inc.	24,856	293
Allegiance Bancshares Inc.	9,128	289
Ellington Financial Inc.	20,000	288
* Watford Holdings Ltd.	8,293	288
Banc of California Inc.	21,632	288
WisdomTree Investments Inc.	67,183	288
Boston Private Financial Holdings Inc.	39,594	283
Bryn Mawr Bank Corp.	9,500	283
Lakeland Bancorp Inc.	23,488	282
Kearny Financial Corp.	28,363	281
TrustCo Bank Corp. NY	45,808	278
Origin Bancorp Inc.	10,658	274
First Bancshares Inc.	9,991	273
* LendingClub Corp.	34,049	272
* Silvergate Capital Corp. Class A	7,613	271
Ready Capital Corp.	20,306	263

Capstead Mortgage Corp.	46,247	260
First Foundation Inc.	14,628	260
Northfield Bancorp Inc.	23,035	256
* World Acceptance Corp.	2,270	256
KKR Real Estate Finance Trust Inc.	13,919	254
Community Trust Bancorp Inc.	7,476	253
Univest Financial Corp.	13,748	252
HarborOne Bancorp Inc.	25,545	251
QCR Holdings Inc.	7,113	248
Camden National Corp.	7,170	246
First Financial Corp.	6,470	245
Preferred Bank	6,644	244
Great Southern Bancorp Inc.	5,317	244
FBL Financial Group Inc. Class A	4,693	244
* Columbia Financial Inc.	16,975	244
Granite Point Mortgage Trust Inc.	26,224	243
Heritage Commerce Corp.	27,795	234
National Western Life Group Inc. Class A	1,250	233
Federal Agricultural Mortgage Corp. Class C	3,425	232
RLI Corp.	2,399	230
ServisFirst Bancshares Inc.	6,057	229
Bank of Marin Bancorp	6,379	221
Peoples Bancorp Inc.	8,837	221
United Fire Group Inc.	10,035	219
* Customers Bancorp Inc.	12,934	218
Central Pacific Financial Corp.	13,145	215
Banco Latinoamericano de Comercio Exterior SA	14,358	212
First Mid Bancshares Inc.	7,047	212
* CrossFirst Bankshares Inc.	23,068	210
Diamond Hill Investment Group Inc.	1,516	207
* MoneyGram International Inc.	30,206	205
Cowen Inc. Class A	8,440	202
Altabancorp	7,360	202
Dime Community Bancshares Inc.	13,690	198
* TriState Capital Holdings Inc.	13,279	198
Peapack-Gladstone Financial Corp.	8,723	192
Arrow Financial Corp.	6,379	190
Mercantile Bank Corp.	7,584	188
Dynex Capital Inc.	10,651	188
Flushing Financial Corp.	13,112	186
CBTX Inc.	8,464	186
First of Long Island Corp.	10,973	184
Waterstone Financial Inc.	10,339	182
First Community Bankshares Inc.	8,531	180
Byline Bancorp Inc.	11,621	178
Business First Bancshares Inc.	9,406	176
Midland States Bancorp Inc.	10,319	175
Independent Bank Corp.	10,108	172
Alerus Financial Corp.	7,118	171
Orchid Island Capital Inc.	31,898	171
Bridge Bancorp Inc.	7,482	167
* MBIA Inc.	25,964	165
* Amerant Bancorp Inc.	11,124	165
Republic Bancorp Inc. Class A	4,665	165
Bar Harbor Bankshares	7,130	164
MidWestOne Financial Group Inc.	7,004	163
Cambridge Bancorp	2,408	163

Farmers National Banc Corp.	12,774	160
* Oportun Financial Corp.	9,272	157
Financial Institutions Inc.	7,547	151
Capital City Bank Group Inc.	6,611	151
* Citizens Inc. Class A	23,741	151
* Equity Bancshares Inc. Class A	7,069	143
Universal Insurance Holdings Inc.	10,077	141
* Atlantic Capital Bancshares Inc.	9,977	140
CNB Financial Corp.	7,059	139
Hingham Institution For Savings	632	138
Sierra Bancorp	6,229	137
Oppenheimer Holdings Inc. Class A	4,534	134
Old Second Bancorp Inc.	13,680	132
American National Bankshares Inc.	5,057	131
Civista Bancshares Inc.	7,791	131
HomeTrust Bancshares Inc.	7,690	131
Hanmi Financial Corp.	13,339	130
West BanCorp Inc.	6,703	129
State Auto Financial Corp.	8,596	129
* Bridgewater Bancshares Inc.	10,871	128
Sculptor Capital Management Inc. Class A	8,976	126
Peoples Financial Services Corp.	3,328	126
Reliant Bancorp Inc.	6,905	122
SmartFinancial Inc.	6,895	122
HCI Group Inc.	2,328	121
Red River Bancshares Inc.	2,423	121
First Internet Bancorp	4,650	119
* EZCORP Inc. Class A	23,052	117
First Bancorp Inc.	4,818	117
RBB Bancorp	7,854	117
Citizens & Northern Corp.	6,362	115
Merchants Bancorp	4,294	114
Metrocity Bankshares Inc.	8,246	114
* Southern First Bancshares Inc.	3,579	114
Heritage Insurance Holdings Inc.	10,976	113
Fidelity D&D Bancorp Inc.	1,933	113
PCSB Financial Corp.	7,285	112
Regional Management Corp.	4,163	111
Enterprise Bancorp Inc.	4,252	110
Farmers & Merchants Bancorp Inc.	4,808	110
* Metropolitan Bank Holding Corp.	3,314	110
Southern Missouri Bancorp Inc.	3,627	110
Summit Financial Group Inc.	5,183	109
Southern National Bancorp of Virginia Inc.	9,755	107
ChoiceOne Financial Services Inc.	3,530	105
Carter Bankshares Inc.	11,144	104
ACNB Corp.	4,172	104
Anworth Mortgage Asset Corp.	48,292	104
* Greenlight Capital Re Ltd. Class A	13,379	103
Home Bancorp Inc.	3,666	103
First Capital Inc.	1,540	102
Great Ajax Corp.	10,178	101
Macatawa Bank Corp.	12,922	100
Guaranty Bancshares Inc.	3,438	99
Spirit of Texas Bancshares Inc.	6,312	99
* Assetmark Financial Holdings Inc.	4,125	98
Northrim BanCorp Inc.	3,070	98

Capstar Financial Holdings Inc.	7,871	95
Ames National Corp.	4,347	94
MVB Financial Corp.	4,627	93
South Plains Financial Inc.	5,213	92
Investors Title Co.	539	92
National Bankshares Inc.	3,017	91
Century Bancorp Inc. Class A	1,219	90
Independence Holding Co.	2,268	89
Western Asset Mortgage Capital Corp.	28,828	89
Timberland Bancorp Inc.	3,664	87
Penns Woods Bancorp Inc.	3,392	87
Orrstown Financial Services Inc.	5,372	87
FS Bancorp Inc.	1,615	86
Territorial Bancorp Inc.	3,861	86
Premier Financial Bancorp Inc.	6,430	86
LCNB Corp.	5,731	85
Shore Bancshares Inc.	6,101	85
First Choice Bancorp	5,109	84
James River Group Holdings Ltd.	1,837	84
Amalgamated Bank Class A	6,524	83
Investar Holding Corp.	5,016	82
* Coastal Financial Corp.	4,078	80
* Howard Bancorp Inc.	6,480	80
Luther Burbank Corp.	8,121	80
Mid Penn Bancorp Inc.	3,420	79
* Professional Holding Corp. Class A	5,568	79
Codorus Valley Bancorp Inc.	4,645	78
Norwood Financial Corp.	2,860	77
Northeast Bank	3,514	77
* FVCBankcorp Inc.	5,841	76
Richmond Mutual BanCorp Inc.	6,054	76
First Business Financial Services Inc.	4,016	76
Western New England Bancorp Inc.	11,265	75
Parke Bancorp Inc.	5,211	75
Central Valley Community Bancorp	5,214	74
Bank of Commerce Holdings	7,842	74
* NI Holdings Inc.	4,293	73
1st Constitution Bancorp	4,455	73
BCB Bancorp Inc.	7,152	73
Donegal Group Inc. Class A	5,173	72
* Select Bancorp Inc.	7,802	71
Community Financial Corp.	2,585	71
Community Bankers Trust Corp.	10,717	70
* Republic First Bancorp Inc.	22,395	70
First Bank	7,478	69
ESSA Bancorp Inc.	4,379	69
* Trean Insurance Group Inc.	4,762	68
Cherry Hill Mortgage Investment Corp.	7,481	68
HBT Financial Inc.	4,824	67
Bank of Princeton	2,808	67
PCB Bancorp	6,136	67
Unity Bancorp Inc.	3,661	64
C&F Financial Corp.	1,707	64
Eagle Bancorp Montana Inc.	3,091	64
Evans Bancorp Inc.	2,357	64
Protective Insurance Corp. Class B	4,428	63
Hawthorn Bancshares Inc.	2,872	63

Standard AVB Financial Corp.	1,890	62
Safeguard Scientifics Inc.	9,644	62
First Community Corp.	3,552	61
* BayCom Corp.	4,221	61
Oak Valley Bancorp	3,377	61
First Northwest Bancorp	4,022	60
* California BanCorp	3,738	60
SB Financial Group Inc.	3,487	60
Chemung Financial Corp.	1,778	60
* Pioneer Bancorp Inc.	5,723	60
Bankwell Financial Group Inc.	3,258	60
Middlefield Banc Corp.	2,765	59
First Savings Financial Group Inc.	932	59
* ProSight Global Inc.	4,598	59
Franklin Financial Services Corp.	2,034	58
* MMA Capital Holdings Inc.	2,272	57
* MainStreet Bancshares Inc.	3,480	56
FNCB Bancorp Inc.	8,376	56
Riverview Bancorp Inc.	10,636	56
Plumas Bancorp	2,312	55
Peoples Bancorp of North Carolina Inc.	2,190	54
CB Financial Services Inc.	2,429	54
Colony Bankcorp Inc.	3,812	54
Crawford & Co. Class A	7,309	54
Mackinac Financial Corp.	4,412	54
BankFinancial Corp.	6,588	53
Arlington Asset Investment Corp. Class A	16,525	53
Ellington Residential Mortgage REIT	4,299	52
* First Western Financial Inc.	3,068	52
First United Corp.	3,295	50
Ohio Valley Banc Corp.	2,130	49
Level One Bancorp Inc.	2,571	49
Salisbury Bancorp Inc.	1,250	49
County Bancorp Inc.	2,264	49
Auburn National BanCorp Inc.	1,160	49
Prudential Bancorp Inc.	3,620	47
United Security Bancshares	6,641	47
Landmark Bancorp Inc.	1,844	46
Westwood Holdings Group Inc.	3,847	46
* Capital Bancorp Inc.	3,802	45
United Insurance Holdings Corp.	10,026	44
* Esquire Financial Holdings Inc.	2,366	44
OP Bancorp	6,026	44
Citizens Holding Co.	2,130	44
Marlin Business Services Corp.	4,117	43
Provident Bancorp Inc.	4,213	43
Meridian Corp.	2,176	40
* PDL Community Bancorp	3,699	40
Provident Financial Holdings Inc.	2,719	39
* Security National Financial Corp. Class A	4,663	37
Associated Capital Group Inc. Class A	924	35
Greene County Bancorp Inc.	1,338	34
FedNat Holding Co.	5,784	33
Sterling Bancorp Inc.	8,070	32
Partners Bancorp	4,751	31
Silvercrest Asset Management Group Inc. Class A	2,251	30
* Limestone Bancorp Inc.	2,444	30

First Guaranty Bancshares Inc.	1,710	29
* Altisource Portfolio Solutions SA	2,151	28
* Bogota Financial Corp.	2,691	24
* SWK Holdings Corp.	1,683	22
Bank First Corp.	231	16
Oconee Federal Financial Corp.	527	13
Bank7 Corp.	929	11
* Vericity Inc.	955	10
* StepStone Group Inc. Class A	184	5
GAMCO Investors Inc. Class A	320	5
* Root Inc. Class A	88	2
Value Line Inc.	38	1
		140,673
Health Care (5.9%)
* Novavax Inc.	21,779	3,038
* Arena Pharmaceuticals Inc.	25,847	1,703
* Tenet Healthcare Corp.	45,537	1,431
Patterson Cos. Inc.	41,083	1,140
* Avanos Medical Inc.	23,058	977
* OPKO Health Inc.	192,586	894
Owens & Minor Inc.	30,512	786
* MEDNAX Inc.	36,098	730
* Myriad Genetics Inc.	34,456	604
* Prestige Consumer Healthcare Inc.	15,756	560
* Magellan Health Inc.	6,488	513
* NextGen Healthcare Inc.	27,058	480
* Intra-Cellular Therapies Inc.	19,641	464
* Evolent Health Inc. Class A	30,476	443
* Integer Holdings Corp.	5,861	423
* Supernus Pharmaceuticals Inc.	18,349	391
National HealthCare Corp.	6,079	378
* Brookdale Senior Living Inc.	89,060	378
* MacroGenics Inc.	16,366	378
* LivaNova plc	6,959	368
* Hanger Inc.	15,854	360
* Enanta Pharmaceuticals Inc.	8,432	347
* Community Health Systems Inc.	41,017	336
* Spectrum Pharmaceuticals Inc.	70,186	331
* Orthofix Medical Inc.	8,976	330
* Vanda Pharmaceuticals Inc.	26,026	318
* Endo International plc	62,391	317
* TCR2 Therapeutics Inc.	11,518	314
* Varex Imaging Corp.	18,560	310
* AnaptysBio Inc.	10,433	269
* Heska Corp.	2,149	269
* IVERIC bio Inc.	38,557	263
* Geron Corp.	140,066	261
* ImmunoGen Inc.	47,220	257
* Anika Therapeutics Inc.	6,770	256
* AngioDynamics Inc.	17,704	252
* Cymabay Therapeutics Inc.	33,462	251
* Five Prime Therapeutics Inc.	12,825	241
* FibroGen Inc.	5,814	240
* TG Therapeutics Inc.	7,908	232
* HealthStream Inc.	12,383	231
* Natus Medical Inc.	11,050	231
* Triple-S Management Corp. Class B	10,126	227

*	Epizyme Inc.	15,953	219
*	Atara Biotherapeutics Inc.	8,931	207
*	Tivity Health Inc.	11,058	204
*	Fluidigm Corp.	31,363	196
*	Viking Therapeutics Inc.	29,022	187
*	Natera Inc.	2,113	187
*	SeaSpine Holdings Corp.	12,673	180
*	Relay Therapeutics Inc.	3,238	173
*	Revance Therapeutics Inc.	7,127	172
*	Prothena Corp. plc	14,701	166
*	G1 Therapeutics Inc.	8,936	163
*	Pacific Biosciences of California Inc.	10,166	161
*	OraSure Technologies Inc.	13,312	160
*	Concert Pharmaceuticals Inc.	13,660	156
*	Gossamer Bio Inc.	16,028	142
*	Amyris Inc.	47,725	139
	Invacare Corp.	16,153	138
*	PDL BioPharma Inc.	54,127	137
*	XBiotech Inc.	6,840	130
*	ViewRay Inc.	33,467	129
*	Turning Point Therapeutics Inc.	1,150	122
*	NanoString Technologies Inc.	2,466	122
*	Apyx Medical Corp.	14,917	114
*	Inogen Inc.	3,001	105
*	VYNE Therapeutics Inc.	60,699	103
*	KalVista Pharmaceuticals Inc.	5,442	102
*	Kezar Life Sciences Inc.	15,154	100
*	ZIOPHARM Oncology Inc.	34,376	96
*	Verastem Inc.	47,752	96
*	Cabaletta Bio Inc.	6,371	95
*	Lannett Co. Inc.	15,030	93
*,^	Rubius Therapeutics Inc.	14,531	91
*	Chimerix Inc.	23,842	90
*	BioCryst Pharmaceuticals Inc.	17,514	90
*	Ideaya Biosciences Inc.	6,262	87
*	ALX Oncology Holdings Inc.	1,026	79
*	UroGen Pharma Ltd.	3,723	77
*	Adverum Biotechnologies Inc.	5,655	77
*	Albireo Pharma Inc.	2,005	75
*	Allovir Inc.	1,863	74
*	Harvard Bioscience Inc.	18,630	73
*	Forma Therapeutics Holdings Inc.	1,657	72
*	IntriCon Corp.	4,132	72
*	CryoLife Inc.	3,441	72
*	GlycoMimetics Inc.	18,254	69
*	Cytokinetics Inc.	3,995	67
*	Vericel Corp.	2,620	67
*	Catalyst Biosciences Inc.	10,707	66
*	Xencor Inc.	1,546	65
*	ANI Pharmaceuticals Inc.	2,200	65
	LeMaitre Vascular Inc.	1,647	65
*	Surgalign Holdings Inc.	28,078	63
*	Generation Bio Co.	1,251	60
*	Jounce Therapeutics Inc.	8,424	60
*	FONAR Corp.	3,094	59
*	Selecta Biosciences Inc.	17,657	59
*	Vaxcyte Inc.	1,832	59

*	Accolade Inc.	1,073	56
*	Nkarta Inc.	1,660	55
*	Five Star Senior Living Inc.	9,295	55
*	Cassava Sciences Inc.	7,076	55
*	VBI Vaccines Inc.	15,826	54
*	Passage Bio Inc.	2,579	53
*	Theravance Biopharma Inc.	3,183	53
*	American Renal Associates Holdings Inc.	4,605	53
*	X4 Pharmaceuticals Inc.	7,921	52
*	Avidity Biosciences Inc.	1,727	52
*	Applied Genetic Technologies Corp.	11,587	51
*	Inari Medical Inc.	736	51
*	Meridian Bioscience Inc.	2,680	51
*	Precigen Inc.	6,371	50
*	Nurix Therapeutics Inc.	1,157	49
*	Misonix Inc.	3,469	48
*	Aptinyx Inc. Class A	12,166	48
*	Enzo Biochem Inc.	21,874	47
*	AcelRx Pharmaceuticals Inc.	29,872	45
*	Assembly Biosciences Inc.	7,228	42
*	Dynavax Technologies Corp.	7,837	40
*	Cellular Biomedicine Group Inc.	2,131	39
*	Applied Molecular Transport Inc.	1,242	39
*	Annexon Inc.	1,561	38
*	Gritstone Oncology Inc.	12,270	37
*	Mirum Pharmaceuticals Inc.	1,582	37
*	Solid Biosciences Inc.	10,770	36
*	Orgenesis Inc.	7,212	35
*	Cyclerion Therapeutics Inc.	10,908	34
*	LENSAR Inc.	3,816	33
*	Abeona Therapeutics Inc.	19,803	32
	Utah Medical Products Inc.	370	32
*	Akouos Inc.	1,521	31
*,^	Vaxart Inc.	3,941	31
*	Savara Inc.	23,012	31
*	iTeos Therapeutics Inc.	1,121	30
*	Sutro Biopharma Inc.	1,748	30
*,^	CEL-SCI Corp.	2,363	30
*	Alphatec Holdings Inc.	2,735	29
*	Acutus Medical Inc.	948	27
*	Pliant Therapeutics Inc.	960	26
*	Cortexyme Inc.	517	25
*	Aeglea BioTherapeutics Inc.	2,904	25
*	Avid Bioservices Inc.	2,600	24
*,^	TherapeuticsMD Inc.	17,324	23
*	AVEO Pharmaceuticals Inc.	4,282	23
*	Evolus Inc.	5,916	22
*	Sientra Inc.	4,121	21
*	Zentalis Pharmaceuticals Inc.	418	21
*	MEI Pharma Inc.	7,191	21
*	Enochian Biosciences Inc.	7,120	21
*	Maravai LifeSciences Holdings Inc. Class A	718	20
*	NantKwest Inc.	2,067	20
*	Inozyme Pharma Inc.	747	19
*	Immunic Inc.	1,037	19
*	Option Care Health Inc.	1,196	19
*	NGM Biopharmaceuticals Inc.	786	19

* Kiniksa Pharmaceuticals Ltd. Class A	983	18
* XOMA Corp.	524	17
* Keros Therapeutics Inc.	225	17
* Precision BioSciences Inc.	1,291	16
* Poseida Therapeutics Inc.	1,301	15
* Magenta Therapeutics Inc.	2,027	14
* Spero Therapeutics Inc.	831	14
Phibro Animal Health Corp. Class A	722	14
* MeiraGTx Holdings plc	957	14
* Atreca Inc. Class A	861	13
* Osmotica Pharmaceuticals plc	1,994	12
* Chinook Therapeutics Inc.	864	12
* Pandion Therapeutics Inc.	646	11
* Kindred Biosciences Inc.	2,880	11
* Aspira Women's Health Inc.	2,286	11
* Kymera Therapeutics Inc.	199	9
* ORIC Pharmaceuticals Inc.	272	9
* Aytu BioScience Inc.	9,967	9
* Eargo Inc.	174	9
* CorMedix Inc.	962	9
* CASI Pharmaceuticals Inc.	3,331	8
* Dyadic International Inc.	1,398	8
* Checkmate Pharmaceuticals Inc.	661	8
* ADMA Biologics Inc.	3,920	8
* Paratek Pharmaceuticals Inc.	1,265	8
* Evofem Biosciences Inc.	3,473	8
* Cidara Therapeutics Inc.	3,313	8
* Chembio Diagnostics Inc.	1,329	8
* Venus Concept Inc.	2,978	7
* Marker Therapeutics Inc.	3,935	7
* Exicure Inc.	4,164	7
* Graybug Vision Inc.	236	6
* Soleno Therapeutics Inc.	3,054	6
* Agile Therapeutics Inc.	2,113	6
* Athira Pharma Inc.	238	6
* Shattuck Labs Inc.	159	6
* Hookipa Pharma Inc.	478	6
* Prelude Therapeutics Inc.	105	5
* Spruce Biosciences Inc.	187	5
* Atea Pharmaceuticals Inc.	158	5
* Retractable Technologies Inc.	446	5
* Praxis Precision Medicines Inc.	121	5
* Xeris Pharmaceuticals Inc.	1,059	5
* iBio Inc.	3,010	4
* Milestone Scientific Inc.	2,609	4
* Strongbridge Biopharma plc	1,571	4
* NextCure Inc.	426	4
* Taysha Gene Therapies Inc.	189	4
* Nymox Pharmaceutical Corp.	1,966	4
* Foghorn Therapeutics Inc.	180	4
* Beyondspring Inc.	314	4
* American Well Corp. Class A	123	3
* Catabasis Pharmaceuticals Inc.	1,945	3
* Rockwell Medical Inc.	2,975	3
* Oncorus Inc.	100	3
* SQZ Biotechnologies Co.	69	2
* Dyne Therapeutics Inc.	106	2

*	Inhibrx Inc.	74	2
*	Codiak Biosciences Inc.	155	2
*	C4 Therapeutics Inc.	58	2
*	Biodesix Inc.	110	2
*	Aligos Therapeutics Inc.	85	2
*	Metacrine Inc.	176	1
*	Aziyo Biologics Inc. Class A	81	1
			31,393
Industrials (16.6%)
	EMCOR Group Inc.	24,071	2,074
*	Chart Industries Inc.	17,481	1,807
	Altra Industrial Motion Corp.	31,220	1,772
	KBR Inc.	60,400	1,677
*	BMC Stock Holdings Inc.	32,552	1,593
*	WESCO International Inc.	23,748	1,549
	EnerSys	18,687	1,529
*	MasTec Inc.	25,578	1,451
	Kennametal Inc.	40,204	1,407
	Hillenbrand Inc.	35,861	1,344
	GATX Corp.	16,844	1,343
	Triton International Ltd.	29,248	1,324
	UniFirst Corp.	6,892	1,274
*	Resideo Technologies Inc.	68,024	1,258
	ABM Industries Inc.	32,449	1,249
*	Green Dot Corp. Class A	22,541	1,207
	Matson Inc.	20,703	1,203
	Fluor Corp.	68,193	1,178
*,^	Workhorse Group Inc.	45,637	1,158
	Moog Inc. Class A	14,391	1,113
*	SPX FLOW Inc.	20,593	1,103
	Korn Ferry	27,132	1,086
*	Livent Corp.	71,023	1,077
*	Navistar International Corp.	24,174	1,070
*	Summit Materials Inc. Class A	55,482	1,054
*,1 API Group Corp.		67,788	1,051
	Barnes Group Inc.	22,729	1,046
	Terex Corp.	32,583	1,010
*	Beacon Roofing Supply Inc.	26,428	962
	Applied Industrial Technologies Inc.	11,295	886
*	Hub Group Inc. Class A	15,836	865
	Watts Water Technologies Inc. Class A	7,372	864
	Mueller Water Products Inc. Class A	71,373	847
*	Allegheny Technologies Inc.	61,400	828
	Maxar Technologies Inc.	29,590	823
	Belden Inc.	21,367	822
*	Gibraltar Industries Inc.	12,219	800
*	JELD-WEN Holding Inc.	32,872	795
	Cubic Corp.	13,484	790
	Insperity Inc.	8,817	754
*	American Woodmark Corp.	8,194	717
	EnPro Industries Inc.	10,005	708
*	Sykes Enterprises Inc.	17,686	666
*	Atlas Air Worldwide Holdings Inc.	11,649	650
*	Herc Holdings Inc.	11,121	637
	Astec Industries Inc.	10,865	630
*	GMS Inc.	20,144	629
	Kaman Corp.	11,974	626

Comfort Systems USA Inc.	12,335	622
* Vivint Smart Home Inc.	27,888	614
Greif Inc. Class A	12,258	596
ManTech International Corp. Class A	7,557	582
AZZ Inc.	12,593	562
* TriMas Corp.	20,989	561
Otter Tail Corp.	13,084	521
* Cimpress plc	5,809	521
Greenbrier Cos. Inc.	15,592	520
Deluxe Corp.	20,209	520
Encore Wire Corp.	9,891	511
ArcBest Corp.	12,189	511
* CBIZ Inc.	20,557	498
Granite Construction Inc.	20,217	498
* Textainer Group Holdings Ltd.	25,112	463
AAR Corp.	16,195	459
HB Fuller Co.	8,769	459
Wabash National Corp.	25,592	452
Standex International Corp.	5,912	446
* Huron Consulting Group Inc.	9,969	439
Griffon Corp.	20,883	435
Heartland Express Inc.	23,510	434
* Welbilt Inc.	45,371	429
Columbus McKinnon Corp.	11,202	423
H&E Equipment Services Inc.	15,502	417
Helios Technologies Inc.	8,373	412
Raven Industries Inc.	15,801	398
Forward Air Corp.	5,159	377
* Echo Global Logistics Inc.	12,749	362
Frontline Ltd.	56,778	355
Enerpac Tool Group Corp. Class A	15,784	353
* Great Lakes Dredge & Dock Corp.	30,918	349
* Conduent Inc.	80,175	338
* ASGN Inc.	4,286	335
Kelly Services Inc. Class A	16,377	335
* TrueBlue Inc.	17,418	333
Argan Inc.	7,178	330
Quanex Building Products Corp.	15,899	328
Triumph Group Inc.	24,802	327
MTS Systems Corp.	9,284	325
* PGT Innovations Inc.	17,358	323
ICF International Inc.	4,430	321
* CIRCOR International Inc.	9,677	320
McGrath RentCorp	5,026	320
* SP Plus Corp.	11,118	316
SFL Corp. Ltd.	46,587	315
* SEACOR Holdings Inc.	9,281	308
Scorpio Tankers Inc.	24,444	282
Apogee Enterprises Inc.	10,546	277
* SPX Corp.	5,399	277
DHT Holdings Inc.	54,019	276
* US Concrete Inc.	7,725	274
* BrightView Holdings Inc.	19,696	269
* Tutor Perini Corp.	19,791	268
* Dycom Industries Inc.	4,178	263
Hyster-Yale Materials Handling Inc.	4,741	261
* Modine Manufacturing Co.	23,799	260

Marten Transport Ltd.	14,681	259
* Ducommun Inc.	5,181	258
Brady Corp. Class A	5,718	253
* Aegion Corp. Class A	14,642	251
Primoris Services Corp.	10,041	243
Heidrick & Struggles International Inc.	9,254	242
Gorman-Rupp Co.	7,228	238
* Donnelley Financial Solutions Inc.	14,480	236
Barrett Business Services Inc.	3,409	227
* Lydall Inc.	8,202	225
* Thermon Group Holdings Inc.	15,786	223
Nordic American Tankers Ltd.	69,723	222
Insteel Industries Inc.	8,938	207
* Meritor Inc.	7,799	206
CAI International Inc.	6,485	205
Ennis Inc.	12,340	202
Luxfer Holdings plc	13,337	200
International Seaways Inc.	11,660	197
* Builders FirstSource Inc.	5,260	197
O-I Glass Inc.	17,100	194
Myers Industries Inc.	11,019	187
* Construction Partners Inc. Class A	7,013	184
* Manitowoc Co. Inc.	16,565	184
Albany International Corp. Class A	2,649	182
* Sterling Construction Co. Inc.	11,202	179
Resources Connection Inc.	14,717	178
Miller Industries Inc.	5,336	178
Costamare Inc.	24,340	175
* Vishay Precision Group Inc.	5,942	174
* Dorian LPG Ltd.	15,713	172
* DXP Enterprises Inc.	8,008	169
* Titan Machinery Inc.	9,073	166
* Vectrus Inc.	3,428	163
* Ranpak Holdings Corp. Class A	13,879	157
* Foundation Building Materials Inc.	7,884	152
Greif Inc. Class B	3,074	152
Kronos Worldwide Inc.	10,703	147
* Ferro Corp.	10,153	145
* MYR Group Inc.	2,841	145
VSE Corp.	4,243	145
Werner Enterprises Inc.	3,425	137
* UFP Technologies Inc.	3,046	134
* Northwest Pipe Co.	4,603	132
* Cross Country Healthcare Inc.	15,161	132
* Astronics Corp.	11,370	130
* Team Inc.	14,767	129
Caesarstone Ltd.	10,527	126
* Aspen Aerogels Inc.	8,817	124
Park Aerospace Corp.	9,696	123
Alamo Group Inc.	896	122
Park-Ohio Holdings Corp.	4,246	119
* Veritiv Corp.	6,331	118
* Cardtronics plc Class A	4,806	117
Powell Industries Inc.	4,423	114
* Radiant Logistics Inc.	19,199	114
REV Group Inc.	11,917	110
* CECO Environmental Corp.	14,767	109

Franklin Electric Co. Inc.	1,613	109
* Cornerstone Building Brands Inc.	12,245	107
* Covenant Transportation Group Inc. Class A	5,618	104
* Parsons Corp.	3,090	101
United States Lime & Minerals Inc.	908	100
ESCO Technologies Inc.	1,008	100
LSI Industries Inc.	12,683	99
* IES Holdings Inc.	2,603	96
* Diamond S Shipping Inc.	13,469	93
* Montrose Environmental Group Inc.	3,281	90
Hurco Cos. Inc.	2,988	89
* Acacia Research Corp.	23,427	86
Preformed Line Products Co.	1,415	86
* US Xpress Enterprises Inc. Class A	10,903	82
* Blue Bird Corp.	4,649	76
Scorpio Bulkers Inc.	4,442	76
Graham Corp.	4,762	75
* GP Strategies Corp.	6,432	74
* LB Foster Co. Class A	4,979	72
Federal Signal Corp.	2,285	71
* ServiceSource International Inc.	42,815	66
* Overseas Shipholding Group Inc. Class A	32,499	65
* StarTek Inc.	8,166	64
Genco Shipping & Trading Ltd.	8,441	64
* Bloom Energy Corp. Class A	2,554	63
* Willdan Group Inc.	1,564	61
BG Staffing Inc.	4,554	58
Eagle Bulk Shipping Inc.	3,110	58
* Information Services Group Inc.	17,166	52
* Concrete Pumping Holdings Inc.	13,207	51
Quad/Graphics Inc.	16,369	51
* Gencor Industries Inc.	4,022	48
Ardmore Shipping Corp.	14,256	47
* Mistras Group Inc.	8,833	46
* Willis Lease Finance Corp.	1,370	44
* DHI Group Inc.	22,347	43
CRA International Inc.	928	43
* General Finance Corp.	5,190	42
* Mayville Engineering Co. Inc.	3,521	39
* Lawson Products Inc.	821	39
Patrick Industries Inc.	597	38
* PAM Transportation Services Inc.	778	36
Douglas Dynamics Inc.	831	32
* Ultralife Corp.	4,443	30
* Safe Bulkers Inc.	24,686	30
* IBEX Holdings Ltd.	1,464	29
* Nesco Holdings Inc.	6,159	28
* FARO Technologies Inc.	426	28
* NV5 Global Inc.	378	28
Universal Logistics Holdings Inc.	1,084	23
* Target Hospitality Corp.	13,631	22
Allied Motion Technologies Inc.	401	16
* ExOne Co.	1,325	16
* PFSweb Inc.	1,913	13
* Pangaea Logistics Solutions Ltd.	4,862	13
* Pactiv Evergreen Inc.	370	6
		88,113

Other (0.0%)2
* Sotera Health Co.	553	15
*,§ Media General Inc. CVR	35,434	1
*,§ NewStar Financial Inc. CVR	6,148	1
*,§ Aduro Biotech Inc. CVR	724	—
		17
Real Estate (9.7%)
STAG Industrial Inc.	66,708	1,987
Healthcare Realty Trust Inc.	65,417	1,930
Hannon Armstrong Sustainable Infrastructure Capital Inc.	33,324	1,821
Physicians Realty Trust	101,052	1,753
Agree Realty Corp.	25,772	1,698
Sabra Health Care REIT Inc.	99,440	1,639
PotlatchDeltic Corp.	31,730	1,477
Lexington Realty Trust	132,395	1,352
Pebblebrook Hotel Trust	62,976	1,165
Sunstone Hotel Investors Inc.	104,016	1,092
Terreno Realty Corp.	18,567	1,076
Colony Capital Inc.	232,480	1,004
RLJ Lodging Trust	79,420	979
Piedmont Office Realty Trust Inc. Class A	61,042	954
Kennedy-Wilson Holdings Inc.	59,123	945
Service Properties Trust	79,343	941
Innovative Industrial Properties Inc.	6,040	928
Washington REIT	39,905	926
Essential Properties Realty Trust Inc.	44,737	919
National Health Investors Inc.	14,020	907
Retail Properties of America Inc.	103,784	841
CareTrust REIT Inc.	39,874	775
Columbia Property Trust Inc.	55,337	774
Xenia Hotels & Resorts Inc.	54,817	772
SITE Centers Corp.	74,104	748
Urban Edge Properties	56,164	729
Global Net Lease Inc.	43,615	728
Retail Opportunity Investments Corp.	55,991	727
DiamondRock Hospitality Co.	96,631	727
Macerich Co.	72,491	725
American Assets Trust Inc.	24,385	700
Industrial Logistics Properties Trust	31,420	683
* Realogy Holdings Corp.	55,462	683
Independence Realty Trust Inc.	45,877	591
Acadia Realty Trust	41,006	582
Kite Realty Group Trust	40,177	579
Mack-Cali Realty Corp.	41,980	573
Alexander & Baldwin Inc.	34,857	545
GEO Group Inc.	57,056	539
Office Properties Income Trust	23,107	528
* Cushman & Wakefield plc	35,234	525
Diversified Healthcare Trust	114,156	503
Newmark Group Inc. Class A	69,268	486
Getty Realty Corp.	16,542	470
LTC Properties Inc.	11,764	436
Summit Hotel Properties Inc.	50,002	434
Investors Real Estate Trust	6,226	432
Tanger Factory Outlet Centers Inc.	43,832	414
CoreCivic Inc.	57,940	411
Front Yard Residential Corp.	24,157	394

	NexPoint Residential Trust Inc.	8,833	391
	American Finance Trust Inc.	52,749	389
*	Marcus & Millichap Inc.	9,931	356
	Armada Hoffler Properties Inc.	27,822	295
	Colony Credit Real Estate Inc.	40,630	295
	RPT Realty	38,912	285
	Global Medical REIT Inc.	20,552	281
*,^	Seritage Growth Properties Class A	16,504	272
	RE/MAX Holdings Inc. Class A	8,659	271
	St. Joe Co.	8,031	265
	Safehold Inc.	3,804	259
	Chatham Lodging Trust	22,401	247
	Franklin Street Properties Corp.	50,059	232
	Gladstone Commercial Corp.	12,804	232
	New Senior Investment Group Inc.	39,382	218
	Ryman Hospitality Properties Inc.	3,174	204
	Urstadt Biddle Properties Inc. Class A	14,508	204
	CatchMark Timber Trust Inc. Class A	21,045	202
	City Office REIT Inc.	20,715	182
	Preferred Apartment Communities Inc. Class A	23,195	181
	Ares Commercial Real Estate Corp.	14,660	163
*	Forestar Group Inc.	8,003	156
	Whitestone REIT	19,445	146
*	FRP Holdings Inc.	3,186	146
*	Tejon Ranch Co.	10,018	144
	One Liberty Properties Inc.	7,706	137
	Hersha Hospitality Trust Class A	16,583	134
	CorePoint Lodging Inc.	19,274	125
*	Retail Value Inc.	8,063	124
	EastGroup Properties Inc.	830	113
	Farmland Partners Inc.	12,862	103
	NETSTREIT Corp.	5,282	100
	QTS Realty Trust Inc. Class A	1,647	98
*	Rafael Holdings Inc. Class B	4,519	97
	CTO Realty Growth Inc.	2,201	90
	Monmouth Real Estate Investment Corp.	5,426	80
	Bluerock Residential Growth REIT Inc.	7,620	78
	Gladstone Land Corp.	4,953	72
*	Stratus Properties Inc.	2,889	70
*	PICO Holdings Inc.	8,048	70
	BRT Apartments Corp.	4,944	65
	Tiptree Inc.	12,237	62
	UMH Properties Inc.	4,031	58
	Alpine Income Property Trust Inc.	3,320	53
	Universal Health Realty Income Trust	814	49
	CorEnergy Infrastructure Trust Inc.	6,818	41
*	Fathom Holdings Inc.	1,549	34
	Griffin Industrial Realty Inc.	432	31
	RMR Group Inc. Class A	677	25
	Saul Centers Inc.	771	24
*	Maui Land & Pineapple Co. Inc.	1,815	22
	Broadstone Net Lease Inc. Class A	1,157	20
*	Transcontinental Realty Investors Inc.	672	17
	Alexander's Inc.	54	15
	Clipper Realty Inc.	964	6
*	American Realty Investors Inc.	622	6

* Avalon GloboCare Corp.	1,685	2
		51,584
Technology (5.3%)
* Cerence Inc.	17,797	1,615
* Covetrus Inc.	47,521	1,284
Vishay Intertechnology Inc.	64,393	1,247
* Diodes Inc.	16,958	1,152
* Rogers Corp.	7,454	1,095
* Sanmina Corp.	32,518	1,035
* Allscripts Healthcare Solutions Inc.	74,196	1,015
* Verint Systems Inc.	17,134	976
Xperi Holding Corp	48,384	923
* Yelp Inc. Class A	28,059	896
* Ambarella Inc.	11,202	875
* Insight Enterprises Inc.	12,200	872
* Rambus Inc.	54,910	863
* NetScout Systems Inc.	33,660	788
* Onto Innovation Inc.	17,302	765
* TTM Technologies Inc.	48,365	632
* Cloudera Inc.	50,916	595
* Amkor Technology Inc.	40,329	594
Cohu Inc.	18,653	530
* 3D Systems Corp.	57,122	523
Methode Electronics Inc.	14,680	514
* MicroStrategy Inc. Class A	1,391	477
CTS Corp.	15,426	470
* Super Micro Computer Inc.	15,452	436
* Magnite Inc.	22,578	429
Benchmark Electronics Inc.	17,184	418
* MaxLinear Inc.	13,094	409
* Unisys Corp.	27,106	395
* II-VI Inc.	5,811	393
* Veeco Instruments Inc.	23,558	392
* Photronics Inc.	30,578	354
* LiveRamp Holdings Inc.	5,997	351
* Groupon Inc. Class A	11,194	338
* ScanSource Inc.	12,302	309
* Blucora Inc.	23,291	304
Pitney Bowes Inc.	51,970	296
Perspecta Inc.	11,607	260
* Alpha & Omega Semiconductor Ltd.	9,977	248
PC Connection Inc.	4,957	226
* TrueCar Inc.	51,271	209
* Arlo Technologies Inc.	37,547	197
Ebix Inc.	5,747	195
* Diebold Nixdorf Inc.	20,266	192
* Plexus Corp.	2,551	191
* AXT Inc.	18,648	182
* Kimball Electronics Inc.	11,623	179
Computer Programs and Systems Inc.	6,195	176
* ePlus Inc.	1,074	91
Daktronics Inc.	18,173	82
VirnetX Holding Corp.	15,040	82
* GTY Technology Holdings Inc.	21,843	78
* comScore Inc.	28,826	74
* eGain Corp.	6,280	71
* Synaptics Inc.	878	68

* Quantum Corp.	11,809	68
* NeoPhotonics Corp.	7,315	59
* Synchronoss Technologies Inc.	19,736	58
PCTEL Inc.	8,672	55
* GSI Technology Inc.	8,017	53
* Intevac Inc.	8,743	53
* Asure Software Inc.	6,630	51
* Rackspace Technology Inc.	2,723	49
* Telenav Inc.	10,017	48
* SecureWorks Corp. Class A	4,090	46
* Axcelis Technologies Inc.	1,386	37
* PDF Solutions Inc.	1,081	24
Hackett Group Inc.	1,563	22
* Park City Group Inc.	4,554	21
* DSP Group Inc.	1,048	18
* Digimarc Corp.	413	17
* Immersion Corp.	1,894	16
* GAN Ltd.	807	13
* SMART Global Holdings Inc.	388	12
NVE Corp.	225	12
* Pixelworks Inc.	2,341	7
* Telos Corp.	336	7
* Allegro MicroSystems Inc.	250	6
* Datto Holding Corp.	190	5
* McAfee Corp.	318	5
* Asana Inc.	160	4
* MediaAlpha Inc. Class A	111	4
* Bentley Systems Inc. Class B	91	3
* Sumo Logic Inc.	62	2
		28,136
Telecommunications (1.4%)
* Liberty Latin America Ltd. Class C	75,445	853
* Iridium Communications Inc.	20,267	650
* Vonage Holdings Corp.	49,111	632
InterDigital Inc.	10,237	613
* NETGEAR Inc.	14,246	453
* Infinera Corp.	38,600	327
Plantronics Inc.	11,187	306
* Harmonic Inc.	45,822	299
ADTRAN Inc.	23,053	291
* Cincinnati Bell Inc.	16,445	250
* Liberty Latin America Ltd. Class A	21,912	249
ATN International Inc.	5,075	248
* Digi International Inc.	13,746	236
* Ribbon Communications Inc.	33,120	227
Comtech Telecommunications Corp.	11,699	223
* ORBCOMM Inc.	31,399	180
* Consolidated Communications Holdings Inc.	31,742	178
Loral Space & Communications Inc.	4,974	114
* WideOpenWest Inc.	12,887	106
* Powerfleet Inc.	13,558	93
* Hemisphere Media Group Inc.	8,083	87
Spok Holdings Inc.	8,695	86
* Applied Optoelectronics Inc.	10,219	85
* KVH Industries Inc.	8,032	83
Alaska Communications Systems Group Inc.	25,545	78
* DZS Inc.	5,923	76

	Bel Fuse Inc. Class B			4,909	72
*	CalAmp Corp.			5,642	51
*	IDT Corp. Class B			2,710	32
*	SeaChange International Inc.			14,581	14
*	Gogo Inc.			1,305	14
					7,206
Utilities (5.0%)
	Brookfield Renewable Corp. Class A			30,314	2,399
	PNM Resources Inc.			38,211	1,877
	Black Hills Corp.			30,445	1,852
	Portland General Electric Co.			43,559	1,802
	ONE Gas Inc.			22,481	1,780
	Southwest Gas Holdings Inc.			24,893	1,599
	Spire Inc.			24,293	1,554
	New Jersey Resources Corp.			46,134	1,524
	NorthWestern Corp.			24,575	1,425
	ALLETE Inc.			25,213	1,418
	Avista Corp.			32,578	1,222
*	Sunnova Energy International Inc.			22,606	916
	Clearway Energy Inc.			31,267	915
	MGE Energy Inc.			12,907	886
*	Harsco Corp.			37,845	642
	Northwest Natural Holding Co.			13,178	632
	Brookfield Infrastructure Corp. Class A			7,978	532
	US Ecology Inc.			15,258	517
	South Jersey Industries Inc.			20,226	466
	Covanta Holding Corp.			34,770	431
	SJW Group			5,973	392
	Clearway Energy Inc. Class A			13,678	371
	Unitil Corp.			7,194	294
*	Casella Waste Systems Inc. Class A			2,937	177
*	Heritage-Crystal Clean Inc.			7,412	143
	Artesian Resources Corp. Class A			3,640	135
	California Water Service Group			1,842	91
*	Atlantic Power Corp.			38,993	80
	Consolidated Water Co. Ltd.			7,138	78
	Chesapeake Utilities Corp.			460	48
	RGC Resources Inc.			1,870	45
	Advanced Emissions Solutions Inc.			7,747	44
*,^	Cadiz Inc.			4,278	43
	Global Water Resources Inc.			415	5
					26,335
Total Common Stocks (Cost $444,730)					530,160
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
3,4 Vanguard Market Liquidity Fund		0.109%		44,435	4,444

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Cash Management Bill	0.115%	2/16/21	18	17
Total Temporary Cash Investments (Cost $4,459)					4,461

Total Investments (100.8%) (Cost $449,189)	534,621
Other Assets and Liabilities—Net (-0.8%)	(4,160)
Net Assets (100%)	530,461
Cost is in $000.

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,894,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the value of this security represented 0.2% of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $4,441,000 was received for securities on loan.
5 Securities with a value of $17,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	4	364	8

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	530,158	—	2	530,160
Temporary Cash Investments	4,444	17	—	4,461
Total	534,602	17	2	534,621
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3	—	—	3
1 Represents variation margin on the last day of the reporting period.